Related Parties Transactions - Summary of Lease Liabilities (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure of transactions between related parties [Line Items]
Lease liabilities - current	$ 3,382	$ 120	$ 3,291
Lease liabilities - noncurrent	6,215	$ 221	6,467
Lease liabilities	9,597		9,758
ST-2 Satellite Ventures Pte., Ltd. ("STS") [Member]
Disclosure of transactions between related parties [Line Items]
Lease liabilities - current	182		188
Lease liabilities - noncurrent	817		1,024
Lease liabilities	$ 999		$ 1,212